INVENTORY	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]

5.          INVENTORY

Inventory consists of the followings:

	December 31,	December 31,
	2011	2010
Finished goods	$6,452,052	$2,540,407
Work-in-progress	447,604	433,489
Raw materials	18,116,585	5,519,497
Subcontract stocks	1,411,623	1,395,873
Supplies and low-value materials	20,520	19,523
Semi-finished goods	508,197	-
	$26,956,581	$9,908,789

No allowance for inventories was provided at December 31, 2011 and 2010.